First Trust Nasdaq Bank ETF (FTXO)
Portfolio of Investments
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.7%
	Banks – 89.0%
229,187	Bank of America Corp.	$7,590,673
288,977	Citigroup, Inc.	13,070,430
204,690	Citizens Financial Group, Inc.	8,058,645
36,976	Comerica, Inc.	2,471,846
59,795	Cullen/Frost Bankers, Inc.	7,994,592
37,784	East West Bancorp, Inc.	2,489,966
72,957	Fifth Third Bancorp	2,393,719
3,248	First Citizens BancShares, Inc., Class A	2,463,153
20,789	First Republic Bank	2,533,971
560,381	Huntington Bancshares, Inc.	7,901,372
125,556	JPMorgan Chase & Co.	16,837,060
461,174	KeyCorp	8,033,651
15,604	M&T Bank Corp.	2,263,516
453,933	Old National Bancorp	8,161,715
31,621	Pinnacle Financial Partners, Inc.	2,320,981
51,555	PNC Financial Services Group (The), Inc.	8,142,597
207,111	Popular, Inc.	13,735,602
373,748	Regions Financial Corp.	8,058,007
19,015	Signature Bank	2,190,908
96,707	Silvergate Capital Corp., Class A (a)	1,682,702
11,444	SVB Financial Group (a)	2,633,722
205,904	Synovus Financial Corp.	7,731,695
185,316	Truist Financial Corp.	7,974,147
191,113	US Bancorp	8,334,438
48,816	Webster Financial Corp.	2,310,949
361,820	Wells Fargo & Co.	14,939,548
38,705	Western Alliance Bancorp	2,305,270
51,192	Zions Bancorp N.A.	2,516,599
		177,141,474
	Consumer Finance – 4.0%
80,056	Discover Financial Services	7,831,879
	Thrifts & Mortgage Finance – 6.7%
1,548,058	New York Community Bancorp, Inc.	13,313,299
	Total Investments – 99.7%	198,286,652
	(Cost $224,877,837)
	Net Other Assets and Liabilities – 0.3%	677,340
	Net Assets – 100.0%	$198,963,992

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 198,286,652	$ 198,286,652	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Food & Beverage ETF (FTXG)
Portfolio of Investments
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Beverages – 26.0%
17,974	Boston Beer (The) Co., Inc., Class A (a)	$5,922,792
94,618	Brown-Forman Corp., Class B	6,214,510
62,053	Celsius Holdings, Inc. (a)	6,455,994
622,042	Coca-Cola (The) Co.	39,568,092
146,386	Constellation Brands, Inc., Class A	33,924,955
1,023,227	Keurig Dr. Pepper, Inc.	36,488,275
1,435,971	Molson Coors Beverage Co., Class B	73,981,226
67,169	Monster Beverage Corp. (a)	6,819,669
213,294	PepsiCo, Inc.	38,533,694
		247,909,207
	Chemicals – 3.6%
589,163	Corteva, Inc.	34,631,001
	Food & Staples Retailing – 0.7%
188,874	US Foods Holding Corp. (a)	6,425,494
	Food Products – 69.0%
810,854	Archer-Daniels-Midland Co.	75,287,794
473,543	Beyond Meat, Inc. (a)	5,829,314
647,760	Bunge Ltd.	64,627,015
1,355,900	Campbell Soup Co.	76,947,325
1,041,815	Conagra Brands, Inc.	40,318,240
96,185	Darling Ingredients, Inc. (a)	6,020,219
103,088	Freshpet, Inc. (a)	5,439,954
927,742	General Mills, Inc.	77,791,167
168,253	Hershey (The) Co.	38,962,347
483,005	Hormel Foods Corp.	22,000,878
1,498,795	Hostess Brands, Inc. (a)	33,632,960
256,919	J.M. Smucker (The) Co.	40,711,385
542,402	Kellogg Co.	38,640,718
175,579	Kraft Heinz (The) Co.	7,147,821
455,330	Lamb Weston Holdings, Inc.	40,688,289
81,111	McCormick & Co., Inc.	6,723,291
585,241	Mondelez International, Inc., Class A	39,006,313
596,985	Tyson Foods, Inc., Class A	37,162,316
		656,937,346
	Personal Products – 0.6%
394,350	Herbalife Nutrition Ltd. (a)	5,867,928
	Total Investments – 99.9%	951,770,976
	(Cost $950,350,860)
	Net Other Assets and Liabilities – 0.1%	534,330
	Net Assets – 100.0%	$952,305,306

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 951,770,976	$ 951,770,976	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Oil & Gas ETF (FTXN)
Portfolio of Investments
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Energy Equipment & Services – 2.2%
131,472	Baker Hughes Co.	$3,882,368
123,713	ChampionX Corp.	3,586,440
100,694	Halliburton Co.	3,962,309
74,692	Helmerich & Payne, Inc.	3,702,482
169,871	NOV, Inc.	3,548,605
74,012	Schlumberger N.V.	3,956,682
897,717	Transocean Ltd. (a)	4,093,589
		26,732,475
	Oil, Gas & Consumable Fuels – 97.7%
644,325	Antero Midstream Corp.	6,952,267
104,386	Antero Resources Corp. (a)	3,234,922
1,107,856	APA Corp.	51,714,718
91,013	Callon Petroleum Co. (a)	3,375,672
21,757	Cheniere Energy, Inc.	3,262,680
501,479	Chesapeake Energy Corp.	47,324,573
283,144	Chevron Corp.	50,821,517
56,641	Civitas Resources, Inc.	3,281,213
219,650	CNX Resources Corp. (a)	3,698,906
420,233	ConocoPhillips	49,587,494
136,700	Coterra Energy, Inc.	3,358,719
42,505	Denbury, Inc. (a)	3,698,785
55,682	Devon Energy Corp.	3,425,000
25,775	Diamondback Energy, Inc.	3,525,504
81,962	EOG Resources, Inc.	10,615,718
89,963	EQT Corp.	3,043,448
454,743	Equitrans Midstream Corp.	3,046,778
895,132	Exxon Mobil Corp.	98,733,060
164,933	Hess Corp.	23,390,798
1,485,788	HF Sinclair Corp.	77,097,539
2,714,593	Kinder Morgan, Inc.	49,079,841
573,730	Kosmos Energy Ltd. (a)	3,648,923
59,772	Laredo Petroleum, Inc. (a)	3,073,476
1,694,515	Marathon Oil Corp.	45,870,521
852,195	Marathon Petroleum Corp.	99,186,976
342,123	Matador Resources, Co.	19,583,120
1,013,376	Murphy Oil Corp.	43,585,302
1,257,701	Occidental Petroleum Corp.	79,222,586
57,012	ONEOK, Inc.	3,745,688
404,683	Ovintiv, Inc.	20,521,475
2,610,159	PBF Energy, Inc., Class A	106,442,284
603,547	PDC Energy, Inc.	38,313,164
5,108,563	Permian Resources Corp.	48,020,492
478,634	Phillips 66	49,816,227
16,166	Pioneer Natural Resources Co.	3,692,153
132,154	Range Resources Corp.	3,306,493
265,029	SM Energy Co.	9,230,960
551,343	Southwestern Energy Co. (a)	3,225,357
51,288	Targa Resources Corp.	3,769,668
1,418,326	Tellurian, Inc. (a)	2,382,788
388,438	Valero Energy Corp.	49,277,245
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
1,495,764	Williams (The) Cos., Inc.	$49,210,636
		1,187,394,686
	Total Investments – 99.9%	1,214,127,161
	(Cost $1,085,710,156)
	Net Other Assets and Liabilities – 0.1%	1,052,038
	Net Assets – 100.0%	$1,215,179,199

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,214,127,161	$ 1,214,127,161	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Pharmaceuticals ETF (FTXH)
Portfolio of Investments
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Biotechnology – 42.3%
10,795	AbbVie, Inc.	$1,744,580
30,129	Alkermes PLC (a)	787,271
12,150	Amgen, Inc.	3,191,076
7,394	BioMarin Pharmaceutical, Inc. (a)	765,205
15,623	Blueprint Medicines Corp. (a)	684,444
60,699	Emergent BioSolutions, Inc. (a)	716,855
38,607	Gilead Sciences, Inc.	3,314,411
7,444	Horizon Therapeutics PLC (a)	847,127
18,304	Ionis Pharmaceuticals, Inc. (a)	691,342
143,676	Ironwood Pharmaceuticals, Inc. (a)	1,780,146
6,150	Seagen, Inc. (a)	790,336
6,216	United Therapeutics Corp. (a)	1,728,607
3,343	Vertex Pharmaceuticals, Inc. (a)	965,392
		18,006,792
	Health Care Providers & Services – 3.9%
21,703	Cardinal Health, Inc.	1,668,309
	Pharmaceuticals – 53.7%
43,346	Bristol-Myers Squibb Co.	3,118,745
14,893	Catalent, Inc. (a)	670,334
29,533	Corcept Therapeutics, Inc. (a)	599,815
58,011	Elanco Animal Health, Inc. (a)	708,894
2,012	Eli Lilly & Co.	736,070
5,141	Jazz Pharmaceuticals PLC (a)	819,013
19,278	Johnson & Johnson	3,405,459
31,600	Merck & Co., Inc.	3,506,020
66,869	Organon & Co.	1,867,651
15,474	Pacira BioSciences, Inc. (a)	597,451
23,165	Perrigo Co. PLC	789,695
34,708	Pfizer, Inc.	1,778,438
28,310	Prestige Consumer Healthcare, Inc. (a)	1,772,206
157,744	Viatris, Inc.	1,755,691
4,844	Zoetis, Inc.	709,888
		22,835,370
	Total Investments – 99.9%	42,510,471
	(Cost $41,916,261)
	Net Other Assets and Liabilities – 0.1%	28,125
	Net Assets – 100.0%	$42,538,596

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 42,510,471	$ 42,510,471	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust S-Network E-Commerce ETF (ISHP)
Portfolio of Investments
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 98.0%
	Air Freight & Logistics – 6.9%
2,238	Deutsche Post AG	$84,280
456	FedEx Corp.	78,979
435	United Parcel Service, Inc., Class B	75,620
3,150	ZTO Express Cayman, Inc.	85,394
		324,273
	Banks – 2.5%
6,207	KakoaBank Corp. (a)	119,281
	Commercial Services & Supplies – 1.7%
1,288	Copart, Inc. (a)	78,426
	Electronic Equipment, Instruments & Components – 1.4%
265	Zebra Technologies Corp., Class A (a)	67,949
	Entertainment – 1.4%
1,308	Sea Ltd., ADR (a)	68,055
	Food & Staples Retailing – 1.6%
538	Walmart, Inc.	76,283
	Hotels, Restaurants & Leisure – 6.5%
632	Airbnb, Inc., Class A (a)	54,036
42	Booking Holdings, Inc. (a)	84,642
779	Expedia Group, Inc. (a)	68,240
2,931	Trip.com Group Ltd., ADR (a)	100,827
		307,745
	Interactive Media & Services – 19.2%
719	Alphabet, Inc., Class A (a)	63,437
12,130	Auto Trader Group PLC (b) (c)	75,611
665	Baidu, Inc., ADR (a)	76,063
1,529	IAC, Inc. (a)	67,888
4,574	Kanzhun Ltd., ADR (a)	93,172
547	Meta Platforms, Inc., Class A (a)	65,826
648	NAVER Corp.	90,961
3,208	Pinterest, Inc., Class A (a)	77,890
1,023	REA Group Ltd.	77,173
13,877	Rightmove PLC	85,796
6,731	Snap, Inc., Class A (a)	60,242
6,796	Yandex N.V., Class A (a) (d) (e) (f)	3,222
27,800	Z Holdings Corp.	70,326
		907,607
	Internet & Direct Marketing Retail – 26.0%
949	Alibaba Group Holding Ltd., ADR (a)	83,597
Shares	Description	Value

	Internet & Direct Marketing Retail (Continued)
633	Amazon.com, Inc. (a)	$53,172
4,042	Coupang, Inc. (a)	59,458
2,291	Delivery Hero SE (a) (b) (c)	109,819
1,551	DoorDash, Inc., Class A (a)	75,720
1,876	eBay, Inc.	77,798
739	Etsy, Inc. (a)	88,517
13,406	JD Health International, Inc. (a) (b) (c)	122,545
3,151	JD.com, Inc, Class A	88,893
3,807	Meituan, Class B (a) (b) (c)	85,207
87	MercadoLibre, Inc. (a)	73,623
622	Naspers Ltd., Class N	103,391
1,286	Pinduoduo, Inc., ADR (a)	104,873
1,451	Prosus N.V.	100,105
		1,226,718
	IT Services – 10.9%
58	Adyen N.V. (a) (b) (c)	79,992
937	Fidelity National Information Services, Inc.	63,576
745	Fiserv, Inc. (a)	75,297
418	FleetCor Technologies, Inc. (a)	76,778
648	Global Payments, Inc.	64,359
847	PayPal Holdings, Inc. (a)	60,323
2,714	Shopify, Inc., Class A (a)	94,203
		514,528
	Marine – 3.6%
37	AP Moller - Maersk A.S., Class B	83,195
5,660	HMM Co., Ltd. (a)	87,508
		170,703
	Multiline Retail – 2.0%
1,364	Next PLC	95,741
	Professional Services – 1.6%
994	CoStar Group, Inc. (a)	76,816
	Real Estate Management & Development – 3.4%
5,457	KE Holdings, Inc., ADR (a)	76,180
2,539	Zillow Group, Inc., Class C (a)	81,781
		157,961
	Road & Rail – 1.5%
2,849	Uber Technologies, Inc. (a)	70,456
	Specialty Retail – 4.8%
1,104	Best Buy Co., Inc.	88,552
1,142	CarMax, Inc. (a)	69,537
583	Williams-Sonoma, Inc.	66,998
		225,087

First Trust S-Network E-Commerce ETF (ISHP)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods – 1.6%
242	Lululemon Athletica, Inc. (a)	$77,532
	Trading Companies & Distributors – 1.4%
4,800	MonotaRO Co., Ltd.	67,918
	Total Common Stocks	4,633,079
	(Cost $6,268,854)
REAL ESTATE INVESTMENT TRUSTS – 1.7%
	Equity Real Estate Investment Trusts – 1.7%
695	Prologis, Inc.	78,348
	(Cost $106,436)
	Total Investments – 99.7%	4,711,427
	(Cost $6,375,290)
	Net Other Assets and Liabilities – 0.3%	13,742
	Net Assets – 100.0%	$4,725,169

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At December 31, 2022, securities noted as such are valued at $3,222 or 0.1% of net assets.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(f)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).

ADR	American Depositary Receipt

Currency Exposure Diversification	% of Total Investments
United States Dollar	63.6%
Hong Kong Dollar	8.1
Euro	8.0
South Korean Won	6.3
British Pound Sterling	5.5
Japanese Yen	2.9
South African Rand	2.2
Danish Krone	1.8
Australian Dollar	1.6
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Interactive Media & Services	$ 907,607	$ 904,385	$ —	$ 3,222
Other Industry Categories*	3,725,472	3,725,472	—	—
Real Estate Investment Trusts*	78,348	78,348	—	—
Total Investments	$ 4,711,427	$ 4,708,205	$—	$ 3,222

*	See Portfolio of Investments for industry breakout.
Level 3 Investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 Investments values are based on unobservable and non-quantitative inputs.

First Trust Nasdaq Semiconductor ETF (FTXL)
Portfolio of Investments
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Electronic Equipment, Instruments & Components – 5.5%
21,973	Coherent Corp. (a)	$771,252
38,276	IPG Photonics Corp. (a)	3,623,589
		4,394,841
	Life Sciences Tools & Services – 1.0%
13,382	Azenta, Inc. (a)	779,100
	Semiconductors & Semiconductor Equipment – 93.4%
10,380	Advanced Micro Devices, Inc. (a)	672,313
10,859	Ambarella, Inc. (a)	892,936
40,536	Analog Devices, Inc.	6,649,120
31,791	Applied Materials, Inc.	3,095,808
12,647	Broadcom, Inc.	7,071,317
10,426	Entegris, Inc.	683,841
231,743	Intel Corp.	6,124,968
8,862	KLA Corp.	3,341,240
7,376	Lam Research Corp.	3,100,133
47,841	Lattice Semiconductor Corp. (a)	3,103,924
17,320	Marvell Technology, Inc.	641,533
87,717	Microchip Technology, Inc.	6,162,119
60,438	Micron Technology, Inc.	3,020,691
2,109	Monolithic Power Systems, Inc.	745,764
4,762	NVIDIA Corp.	695,919
19,814	NXP Semiconductors N.V.	3,131,206
46,333	ON Semiconductor Corp. (a)	2,889,789
43,293	Power Integrations, Inc.	3,104,974
35,106	Qorvo, Inc. (a)	3,182,008
27,545	QUALCOMM, Inc.	3,028,297
5,541	Silicon Laboratories, Inc. (a)	751,747
7,641	SiTime Corp. (a)	776,478
36,439	Skyworks Solutions, Inc.	3,320,686
7,603	Synaptics, Inc. (a)	723,502
8,622	Teradyne, Inc.	753,132
38,615	Texas Instruments, Inc.	6,379,970
8,862	Wolfspeed, Inc. (a)	611,832
		74,655,247
	Total Investments – 99.9%	79,829,188
	(Cost $90,517,407)
	Net Other Assets and Liabilities – 0.1%	55,556
	Net Assets – 100.0%	$79,884,744

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 79,829,188	$ 79,829,188	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Transportation ETF (FTXR)
Portfolio of Investments
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.6%
	Air Freight & Logistics – 19.4%
25,444	CH Robinson Worldwide, Inc.	$2,329,653
40,352	Expeditors International of Washington, Inc.	4,193,380
13,870	FedEx Corp.	2,402,284
13,440	United Parcel Service, Inc., Class B	2,336,409
		11,261,726
	Airlines – 14.9%
51,631	Alaska Air Group, Inc. (a)	2,217,035
60,860	American Airlines Group, Inc. (a)	774,139
54,193	Delta Air Lines, Inc. (a)	1,780,782
110,328	JetBlue Airways Corp. (a)	714,926
63,897	Southwest Airlines Co. (a)	2,151,412
26,544	United Airlines Holdings, Inc. (a)	1,000,709
		8,639,003
	Auto Components – 6.1%
8,233	Aptiv PLC (a)	766,739
78,272	Goodyear Tire & Rubber (The) Co. (a)	794,461
6,272	Lear Corp.	777,853
114,648	Luminar Technologies, Inc. (a) (b)	567,508
117,250	QuantumScape Corp. (a) (b)	664,808
		3,571,369
	Automobiles – 9.7%
113,463	Fisker, Inc. (a) (b)	824,876
183,460	Ford Motor Co.	2,133,640
62,873	General Motors Co.	2,115,048
4,512	Tesla, Inc. (a)	555,788
		5,629,352
	Distributors – 4.3%
46,937	LKQ Corp.	2,506,905
	Machinery – 9.4%
335,194	Nikola Corp. (a) (b)	724,019
48,155	PACCAR, Inc.	4,765,900
		5,489,919
	Road & Rail – 27.0%
137,202	CSX Corp.	4,250,518
13,867	JB Hunt Transport Services, Inc.	2,417,850
17,440	Norfolk Southern Corp.	4,297,565
2,903	Old Dominion Freight Line, Inc.	823,813
3,605	Saia, Inc. (a)	755,897
11,729	Union Pacific Corp.	2,428,724
22,739	XPO, Inc. (a)	756,981
		15,731,348
Shares	Description	Value

	Trading Companies & Distributors – 8.8%
14,448	United Rentals, Inc. (a)	$5,135,108
	Total Common Stocks	57,964,730
	(Cost $71,577,966)
MONEY MARKET FUNDS – 4.8%
2,775,400	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.14% (c) (d)	2,775,400
	(Cost $2,775,400)
	Total Investments – 104.4%	60,740,130
	(Cost $74,353,366)
	Net Other Assets and Liabilities – (4.4)%	(2,548,719)
	Net Assets – 100.0%	$58,191,411

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $2,670,334 and the total value of the collateral held by the Fund is $2,775,400.
(c)	Rate shown reflects yield as of December 31, 2022.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 57,964,730	$ 57,964,730	$ —	$ —
Money Market Funds	2,775,400	2,775,400	—	—
Total Investments	$ 60,740,130	$ 60,740,130	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust S-Network Streaming & Gaming ETF (BNGE)
Portfolio of Investments
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.7%
	Australia – 3.5%
4,239	Aristocrat Leisure Ltd.	$88,085
12,782	PointsBet Holdings Ltd. (a)	12,923
26,491	Tabcorp Holdings Ltd.	19,389
		120,397
	Cayman Islands – 19.1%
2,152	Bilibili, Inc., ADR (a)	50,981
3,122	Hello Group, Inc., ADR	28,036
6,940	iQIYI, Inc., ADR (a)	36,782
605	JOYY, Inc., ADR	19,112
14,775	Kuaishou Technology (a) (b) (c)	134,491
2,010	NetEase, Inc., ADR	145,986
4,571	Tencent Holdings Ltd.	195,596
6,059	Tencent Music Entertainment Group, ADR (a)	50,168
		661,152
	Gibraltar – 0.5%
16,093	888 Holdings PLC (a)	16,917
	Greece – 0.5%
1,332	OPAP S.A.	18,864
	Ireland – 4.9%
1,241	Flutter Entertainment PLC (a)	169,385
	Isle Of Man (U.K.) – 1.9%
4,123	Entain PLC	65,870
	Japan – 11.4%
3,361	Nexon Co., Ltd.	75,855
3,490	Nintendo Co., Ltd.	147,110
2,223	Sony Group Corp.	169,977
		392,942
	Luxembourg – 2.2%
947	Spotify Technology S.A. (a)	74,766
	Malta – 0.6%
2,026	Kindred Group PLC, SDR	21,085
	South Korea – 0.5%
322	AfreecaTV Co., Ltd.	18,105
	Sweden – 4.1%
1,289	Evolution AB (b) (c)	125,431
770	Viaplay Group AB	14,614
		140,045
	United States – 50.5%
1,956	Activision Blizzard, Inc.	149,732
2,427	Advanced Micro Devices, Inc. (a)	157,197
755	Bally’s Corp. (a)	14,632
2,752	Draftkings, Inc., Class A (a)	31,345
1,180	Electronic Arts, Inc.	144,172
3,886	fuboTV, Inc. (a)	6,762
1,846	GameStop Corp., Class A (a) (d)	34,077
Shares	Description	Value

	United States (Continued)
2,043	iHeartMedia, Inc., Class A (a)	$12,524
5,414	Intel Corp.	143,092
674	Light & Wonder, Inc. (a)	39,496
2,355	MGM Resorts International	78,963
615	Netflix, Inc. (a)	181,351
1,196	NVIDIA Corp.	174,784
1,122	Penn Entertainment, Inc. (a)	33,323
2,953	ROBLOX Corp., Class A (a)	84,042
871	Roku, Inc. (a)	35,450
4,567	Rush Street Interactive, Inc. (a)	16,396
1,203	Take-Two Interactive Software, Inc. (a)	125,268
1,366	Unity Software, Inc. (a)	39,054
1,480	Walt Disney (The) Co. (a)	128,582
11,443	Warner Bros Discovery, Inc. (a)	108,480
1,175	Xperi, Inc.	10,117
		1,748,839
	Total Common Stocks	3,448,367
	(Cost $4,304,375)
WARRANTS – 0.0%
	Australia – 0.0%
339	PointsBet Holdings Ltd., expiring 7/28/24 (a) (e) (f)	0
	(Cost $0)
MONEY MARKET FUNDS – 1.0%
34,751	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.14% (g) (h)	34,751
	(Cost $34,751)
	Total Investments – 100.7%	3,483,118
	(Cost $4,339,126)
	Net Other Assets and Liabilities – (0.7)%	(22,537)
	Net Assets – 100.0%	$3,460,581

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $31,088 and the total value of the collateral held by the Fund is $34,751.

First Trust S-Network Streaming & Gaming ETF (BNGE)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
(e)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At December 31, 2022, securities noted as such are valued at $0 or 0.0% of net assets.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(g)	Rate shown reflects yield as of December 31, 2022.
(h)	This security serves as collateral for securities on loan.

ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

Sector Allocation	% of Total Long-Term Investments
Communication Services	57.1%
Consumer Discretionary	27.7
Information Technology	15.2
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	62.9%
Japanese Yen	11.3
Hong Kong Dollar	9.5
British Pound Sterling	7.2
Swedish Krona	4.6
Australian Dollar	3.5
Euro	0.5
South Korean Won	0.5
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,448,367	$ 3,448,367	$ —	$ —
Warrants*	—	—	—**	—
Money Market Funds	34,751	34,751	—	—
Total Investments	$ 3,483,118	$ 3,483,118	$—**	$—

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.

Additional Information
First Trust Exchange-Traded Fund VI
December 31, 2022 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq®, Nasdaq US Smart Banks IndexTM, Nasdaq US Smart Food & Beverage IndexTM, Nasdaq US Smart Oil & Gas IndexTM, Nasdaq US Smart Pharmaceuticals IndexTM, Nasdaq US Smart Semiconductor IndexTM and Nasdaq US Smart Transportation IndexTM are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates herein after referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
S-Network, S-Network Global E-Commerce IndexTM and S-Network Streaming & Gaming Index are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Funds are not issued, sponsored, endorsed, sold or promoted by VettaFi LLC (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Index to track general market performance. VettaFi’s only relationship to the Funds is the licensing of the service marks and the Index, which is determined, composed and calculated by VettaFi without regard to First Trust Advisors L.P. or the Funds. VettaFi is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds issued by First Trust Advisors L.P. VettaFi has no obligation or liability in connection with the issuance, administration, marketing or trading of the Funds.